UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 3392

John Hancock Series Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Michael J. Leary
Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4490

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2009

ITEM 1. REPORT TO SHAREHOLDERS.

John Hancock
MUTUAL FUNDS

John Hancock
Mid Cap Equity Fund

Semiannual Report
4.30.09

A look at performance

For the period ended April 30, 2009

		Average annual returns (%)				Cumulative total returns (%)
		with maximum sales charge (POP)				with maximum sales charge (POP)

	Inception				Since	Six				Since
Class	date	1-year	5-year	10-year	inception	months	1-year	5-year	10-year	inception

A	8-4-03	–30.20	–0.77	—	1.93	7.73	–30.20	–3.80	—	11.57

B	8-4-03	–30.72	–0.69	—	2.09	8.01	–30.72	–3.39	—	12.62

C	8-4-03	–27.76	–0.33	—	2.27	12.12	–27.76	–1.62	—	13.75

I1	8-4-03	–26.31	0.61	—	3.22	13.65	–26.31	3.10	—	19.94

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses are as follows: Class A — 1.38%, Class B — 2.05%, Class C — 2.05% and Class I — 0.95%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 2.24%, Class B — 2.94%, Class C — 2.94% and Class I — 1.62%. The Fund’s semiannual operating expenses will likely vary throughout the period and from year to year. Expenses for the current fiscal year may be higher than those shown above for one or more of the following reasons: (i) a significant decrease in average net assets may result in a higher advisory fee rate if advisory fee breakpoints are not achieved; (ii) a significant decrease in average net assets may result in an increase in the expense ratio because certain fund expenses do not decrease as asset levels decrease; or (iii) the termination of voluntary expense cap reimbursements and/or fee waivers, as applicable.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors, as described in the Fund’s Class I share prospectus.

6	Mid Cap Equity Fund | Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Mid Cap Equity Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Standard & Poor’s MidCap 400/Citigroup Growth Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B	8-4-03	$11,350	$11,262	$11,922

C2	8-4-03	11,375	11,375	11,922

I3	8-4-03	11,994	11,994	11,922

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C and Class I shares, respectively, as of April 30, 2009. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Standard & Poor’s MidCap 400/Citigroup Growth Index is an unmanaged index comprised of stocks representing approximately half of the S&P MidCap Index that have been identified as being on the growth end of the growth-value spectrum.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

3 For certain types of investors, as described in the Fund’s Class I share prospectus.

Semiannual report | Mid Cap Equity Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2008 with the same investment held until April 30, 2009.

	Account value	Ending value	Expenses paid during
	on 11-1-08	on 4-30-09	period ended 4-30-09[1]

Class A	$1,000.00	$1,134.40	$7.30

Class B	1,000.00	1,130.10	10.83

Class C	1,000.00	1,131.20	10.46

Class I	1,000.00	1,136.50	5.19

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2009, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Mid Cap Equity Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on November 1, 2008, with the same investment held until April 30, 2009. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 11-1-08	on 4-30-09	period ended 4-30-09[1]

Class A	$1,000.00	$1,018.00	$6.90

Class B	1,000.00	1,014.60	10.24

Class C	1,000.00	1,015.00	9.89

Class I	1,000.00	1,019.90	4.91

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.38%, 2.05%, 1.98%, and 0.98% for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual report | Mid Cap Equity Fund	9

Portfolio summary

Top 10 holdings[1]

InterOil Corp.	3.7%	Concur Technologies, Inc.	2.5%

Penn National Gaming, Inc.	3.3%	Inverness Medical Innovations, Inc.	2.4%

VistaPrint Ltd.	3.0%	GameStop Corp. (Class A)	2.2%

iShares S&P MidCap 400 Index Fund	3.0%	Amphenol Corp. (Class A)	2.2%

Bally Technologies, Inc.	2.5%	Salesforce.com, Inc.	2.1%

Sector composition[2,3]

Information technology	23%	Energy	10%

Health care	17%	Materials	5%

Financials	15%	Consumer staples	2%

Consumer discretionary	15%	Telecommunication services	1%

Industrials	12%

1 As a percentage of net assets on April 30, 2009. Excludes cash and cash equivalents.

2 As a percentage of net assets on April 30, 2009.

3 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

10	Mid Cap Equity Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 4-30-09 (unaudited)

Issuer	Shares	Value

Common stocks 94.94%		$16,384,896

(Cost $18,888,819)

Air Freight & Logistics 1.13%		195,660

Expeditors International Washington, Inc.	5,637	195,660

Airlines 2.76%		475,488

JetBlue Airways Corp. (I)	29,543	145,647

Ryanair Holdings PLC, SADR (I)	12,060	329,841

Apparel, Accessories & Luxury Goods 0.71%		121,702

Under Armour, Inc. (Class A)(I)(L)	5,170	121,702

Application Software 4.50%		776,779

Concur Technologies, Inc. (I)	15,596	422,184

Salesforce.com, Inc. (I)(L)	8,283	354,595

Asset Management & Custody Banks 2.54%		439,092

Eaton Vance Corp.	7,855	214,991

SEI Investments Co.	15,973	224,101

Automotive Retail 1.29%		223,148

Carmax, Inc. (I)	7,191	91,757

O’Reilly Automotive, Inc. (I)	3,382	131,391

Biotechnology 2.44%		421,412

BioMarin Pharmaceutical, Inc. (I)	16,156	207,766

Onyx Pharmaceuticals, Inc. (I)	4,441	115,022

Vertex Pharmaceuticals, Inc. (I)	3,200	98,624

Casinos & Gaming 6.26%		1,080,976

Bally Technologies, Inc. (I)	16,430	430,138

Penn National Gaming, Inc. (I)	16,812	571,944

WMS Industries, Inc. (I)	2,457	78,894

Coal & Consumable Fuels 0.93%		160,215

Alpha Natural Resources, Inc. (I)	7,823	160,215

Communications Equipment 1.40%		241,001

Harris Corp.	7,881	241,001

Computer & Electronics Retail 2.21%		381,856

GameStop Corp. (Class A)(I)	12,661	381,856

Computer Storage & Peripherals 0.58%		100,882

Seagate Technology	12,363	100,882

Construction Materials 1.09%		188,227

Martin Marietta Materials, Inc. (L)	2,240	188,227

See notes to financial statements

Semiannual report | Mid Cap Equity Fund	11

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

Data Processing & Outsourced Services 2.46%		$424,060

Euronet Worldwide, Inc. (I)	19,446	314,636

Lender Processing Services, Inc.	3,818	109,424

Diversified Chemicals 0.46%		80,063

FMC Corp.	1,643	80,063

Education Services 1.34%		231,016

Devry, Inc.	5,428	231,016

Electronic Components 2.16%		372,240

Amphenol Corp. (Class A)	11,000	372,240

Electronic Equipment & Instruments 1.45%		251,125

Agilent Technologies, Inc. (I)	5,374	98,129

Itron, Inc. (I)	3,326	152,996

Fertilizers & Agricultural Chemicals 0.98%		169,317

CF Industries Holdings, Inc.	2,350	169,317

Gold 0.58%		100,914

Randgold Resources, Ltd., ADR	2,085	100,914

Health Care Equipment 7.31%		1,260,993

Gen-probe, Inc. (I)	5,058	243,593

Hologic, Inc. (I)	17,096	254,047

ResMed, Inc. (I)	7,573	291,182

St. Jude Medical, Inc. (I)	3,110	104,247

Thoratec Corp. (I)	8,125	236,112

Varian Medical Systems, Inc. (I)	3,950	131,812

Health Care Facilities 1.30%		223,896

Psychiatric Solutions, Inc. (I)	11,547	223,896

Health Care Supplies 2.44%		421,062

Inverness Medical Innovations, Inc. (I)	13,040	421,062

Home Entertainment Software 0.71%		122,670

Electronic Arts, Inc. (I)	6,028	122,670

Independent Power Producers & Energy Traders 0.73%		126,723

NRG Energy, Inc. (I)	7,048	126,723

Industrial Gases 0.75%		129,360

Airgas, Inc.	3,000	129,360

Industrial Machinery 1.79%		309,374

Flowserve Corp.	2,425	164,657

Valmont Industries, Inc.	2,269	144,717

Insurance Brokers 1.12%		193,487

AON Corp.	4,585	193,487

Integrated Oil & Gas 3.66%		632,400

InterOil Corp. (I)(L)	19,585	632,400

Internet Software & Services 3.69%		637,441

Baidu, Inc., SADR (I)	504	117,382

VistaPrint, Ltd. (I)	15,140	520,059

Life & Health Insurance 0.70%		120,054

Prudential Financial, Inc.	4,157	120,054

See notes to financial statements

12	Mid Cap Equity Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

Life Sciences Tools & Services 1.58%		$272,457

Covance, Inc. (I)	2,716	106,685

QIAGEN NV (I)	10,059	165,772

Oil & Gas Equipment & Services 2.41%		415,303

Core Laboratories NV	2,853	237,455

IHS, Inc. (Class A)(I)	4,300	177,848

Oil & Gas Exploration & Production 2.80%		482,765

Denbury Resources, Inc. (I)	9,560	155,637

Range Resources Corp.	4,008	160,200

Southwestern Energy Co. (I)	4,655	166,928

Personal Products 0.66%		113,545

Alberto-Culver Co.	5,094	113,545

Pharmaceuticals 1.74%		299,542

Mylan, Inc. (I)	11,485	152,176

Shire PLC, ADR	3,954	147,366

Property & Casualty Insurance 0.85%		146,017

Axis Capital Holdings, Ltd.	5,926	146,017

Railroads 0.73%		125,965

Kansas City Southern (I)	8,260	125,965

Regional Banks 1.09%		188,454

Cullen/Frost Bankers, Inc.	4,002	188,454

Research & Consulting Services 3.54%		610,552

FTI Consulting, Inc. (I)	5,559	305,078

Stantec, Inc. (I)	13,860	305,474

Restaurants 1.57%		270,922

Chipotle Mexican Grill, Inc. (Class A)(I)(L)	3,341	270,922

Security & Alarm Services 1.18%		202,878

Corrections Corp. of America (I)	14,358	202,878

Semiconductor Equipment 1.88%		323,966

Lam Research Corp. (I)	11,620	323,966

Semiconductors 4.12%		711,165

Atheros Communications (I)	9,673	166,569

Broadcom Corp. (Class A)(I)	9,874	228,978

Nvidia Corp. (I)	7,250	83,230

Silicon Laboratories, Inc. (I)	6,987	232,388

Soft Drinks 1.80%		311,366

Hansen Natural Corp. (I)	7,639	311,366

Specialized Finance 1.58%		272,348

IntercontinentalExchange, Inc. (I)	3,109	272,348

Specialty Stores 1.72%		296,708

PetSmart, Inc.	12,968	296,708

Steel 1.82%		313,742

Cliffs Natural Resources, Inc.	4,830	111,380

Steel Dynamics, Inc.	16,254	202,362

Trucking 1.15%		197,965

J.B. Hunt Transport Services, Inc.	7,040	197,965

See notes to financial statements

Semiannual report | Mid Cap Equity Fund	13

F I N A N C I A L   S T A T E M E N T S

Issuer				Shares	Value

Wireless Telecommunication Services 1.25%					$216,603

American Tower Corp. (Class A)(I)				6,820	216,603

Investment Companies 2.96%					$510,916

(Cost $502,068)

Investment Companies 2.96%					510,916

iShares S&P MidCap 400 Index Fund				9,148	510,916
		Interest
Issuer		rate		Shares	Value

Short-term investments 12.84%					$2,215,703

(Cost $2,215,703)

Cash Equivalents 8.20%					1,415,703

John Hancock Cash Investment Trust (T)(W)		0.7696% (Y)		1,415,703	1,415,703

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

U.S. Government Agency 4.64%					800,000

Federal Home Loan Bank, Discount Note	Zero	05-01-09	AAA	$800	800,000

Total investments (Cost $21,606,590)† 110.74%					$19,111,515

Liabilities in excess of other assets (10.74%)					($1,853,490)

Total net assets 100.00%					$17,258,025

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

SADR Sponsored American Depositary Receipts

(A) Credit ratings are unaudited and are rated by Moody’s Investors Service where Standard & Poor’s rating are not available unless indicated otherwise.

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of April 30, 2009.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

(Y) Represents current yield as of April 30, 2009.

† At April 30, 2009, the aggregate cost of investment securities for federal income tax purposes was $21,740,334. Net unrealized depreciation aggregated $2,628,819, of which $1,037,721 related to appreciated investment securities and $3,666,540 related to depreciated investment securities.

See notes to financial statements

14	Mid Cap Equity Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 4-30-09 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $20,190,887) including
$1,420,254 of securities loaned (Note 2)	$17,695,812
Investments in affiliated issuers, at value (Cost $1,415,703) (Note 2)	1,415,703
Total investments, at value (Cost $21,606,590)	19,111,515
Cash	98,200
Receivable for investments sold	137,971
Receivable for fund shares sold	92,108
Dividends and interest receivable	3,534
Receivable for security lending income	4,527
Receivable due from adviser	17,641
Other receivables and prepaid assets	8,391
Total assets	19,473,887

Liabilities

Payable for investments purchased	749,614
Payable for fund shares repurchased	807
Payable upon return of securities loaned (Note 2)	1,415,703
Payable to affiliates
Accounting and legal services fees	1,031
Transfer agent fees	7,579
Distribution and service fees	6,225
Trustees’ fees	1,809
Other liabilities and accrued expenses	33,094
Total liabilities	2,215,862

Net assets

Capital paid-in	$36,476,782
Distributions in excess of net investment income	(62,164)
Accumulated net realized loss on investments and options written	(16,661,518)
Net unrealized depreciation on investments	(2,495,075)
Net assets	$17,258,025

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value.
Class A ($11,548,933 ÷ 1,255,379 shares)	$9.20
Class B ($3,216,835 ÷ 363,024 shares)[1]	$8.86
Class C ($2,146,521 ÷ 241,811 shares)[1]	$8.88
Class I ($345,736 ÷ 36,734 shares)	$9.41

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$9.68

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Semiannual report | Mid Cap Equity Fund	15

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the period ended 4-30-09 (unaudited)1

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$32,733
Securities lending	22,010
Income from affiliated issuers	740
Interest	45
Less foreign taxes withheld	(204)

Total investment income	55,324

Expenses

Investment management fees (Note 6)	58,414
Distribution and service fees (Note 6)	39,211
Transfer agent fees (Note 6)	45,091
State registration fees	3,960
Printing and postage fees	10,556
Professional fees	28,548
Custodian fees	5,085
Registration and filing fees	13,669
Accounting and legal services fees (Note 6)	1,066
Trustees’ fees	719
Proxy fees	4,630
Miscellaneous	1,880

Total expenses	212,829
Less expense reductions (Note 6)	(96,294)

Net expenses	116,535

Net investment loss	(61,211)

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	(2,449,214)
Options written	7,952

(2,441,262)

Change in net unrealized appreciation (depreciation) of investments	4,440,925

4,440,925

Net realized and unrealized gain	1,999,663

Increase in net assets from operations	$1,938,452

1 Semiannual period from 11-1-08 to 4-30-09.

See notes to financial statements

16	Mid Cap Equity Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Period	Year
	ended	ended
	4-30-09[1]	10-31-08

Increase (decrease) in net assets

From operations
Net investment loss	($61,211)	($226,442)
Net realized loss	(2,441,262)	(6,995,677)
Change in net unrealized appreciation (depreciation)	4,440,925	(8,654,301)

Increase (decrease) in net assets resulting from operations	1,938,452	(15,876,420)

Distributions to shareholders
From net realized gain
Class A	—	(234,783)
Class B	—	(93,984)
Class C	—	(52,704)
Class I	—	(3,188)

Total distributions	—	(384,659)

From Fund share transactions (Note 7)	(410,775)	6,853,158

Total increase (decrease)	1,527,677	(9,407,921)

Net assets

Beginning of period	15,730,348	25,138,269

End of period	$17,258,025	$15,730,348

Distribution in excess of net investment income	($62,164)	($953)

1 Semiannual period from 11-1-08 to 4-30-09. Unaudited.

See notes to financial statements

Semiannual report | Mid Cap Equity Fund	17

F I N A N C I A L   S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	4-30-09[1]	10-31-08	10-31-07	10-31-06	10-31-05[2]	10-31-04[2]

Per share operating performance

Net asset value, beginning of period	$8.11	$15.82	$12.94	$13.38	$11.61	$11.35
Net investment loss[3]	(0.02)	(0.07)	(0.13)[4]	(0.08)	(0.08)	(0.06)
Net realized and unrealized gain (loss)
on investments	1.11	(7.41)	3.51	1.38	2.38	0.50
Total from investment operations	1.09	(7.48)	3.38	1.30	2.30	0.44
Less distributions
From net realized gain	—	(0.23)	(0.50)	(1.74)	(0.53)	(0.18)
Net asset value, end of period	$9.20	$8.11	$15.82	$12.94	$13.38	$11.61
Total return (%)[5,6]	13.44	(47.91)	27.01	10.31	20.31	3.92

Ratios and supplemental data

Net assets, end of period (in millions)	$12	$10	$15	$3	$2	$2
Ratios (as a percentage of average
net assets):
Expenses before reductions	2.69[7]	2.08	2.94	4.25	2.97	2.42
Expenses net of all fee waivers	1.38[7]	1.34	1.39	1.38	1.20	1.20
Expenses net of all fee waivers
and credits	1.38[7]	1.34	1.39	1.38	1.20	1.20
Net investment loss	(0.62)[7]	(0.60)	(0.88)[4]	(0.66)	(0.65)	(0.56)
Portfolio turnover (%)	36	115	64[8]	47	63	46

1 Semiannual period from 11-1-08 to 4-30-09. Unaudited.

2 Audited by previous Independent Registered Public Accounting Firm.

3 Based on the average of the shares outstanding.

4 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund which amounted to $0.01 per share and 0.05% of class’s average net assets.

5 Assumes dividend reinvestment and does not reflect the effect of sales charges.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Annualized.

8 Excludes merger activity.

See notes to financial statements

18	Mid Cap Equity Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

CLASS B SHARES Period ended	4-30-09[1]	10-31-08	10-31-07	10-31-06	10-31-05[2]	10-31-04[2]

Per share operating performance

Net asset value, beginning of period	$7.84	$15.42	$12.70	$13.23	$11.54	$11.33
Net investment loss[3]	(0.05)	(0.16)	(0.22)[4]	(0.17)	(0.14)	(0.12)
Net realized and unrealized gain (loss)
on investments	1.07	(7.19)	3.44	1.38	2.36	0.51
Total from investment operations	1.02	(7.35)	3.22	1.21	2.22	0.39
Less distributions
From net realized gain	—	(0.23)	(0.50)	(1.74)	(0.53)	(0.18)
Net asset value, end of period	$8.86	$7.84	$15.42	$12.70	$13.23	$11.54
Total return (%)[5,6]	13.01	(48.32)	26.23	9.67	19.72	3.49

Ratios and supplemental data

Net assets, end of period (in millions)	$3	$4	$6	$1	—[7]	—[7]
Ratios (as a percentage of average
net assets):
Expenses before reductions	3.38[8]	2.82	3.61	4.92	3.42	2.87
Expenses net of all fee waivers	2.05[8]	2.06	2.06	2.05	1.65	1.65
Expenses net of all fee waivers
and credits	2.05[8]	2.06	2.06	2.05	1.65	1.65
Net investment loss	(1.29)[8]	(1.33)	(1.57)[4]	(1.35)	(1.10)	(1.01)
Portfolio turnover (%)	36	115	64[9]	47	63	46

1 Semiannual period from 11-1-08 to 4-30-09. Unaudited.

2 Audited by previous Independent Registered Public Accounting Firm.

3 Based on the average of the shares outstanding.

4 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund which amounted to $0.01 per share and 0.05% of class’s average net assets.

5 Assumes dividend reinvestment and does not reflect the effect of sales charges.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Less than $500,000.

8 Annualized.

9 Excludes merger activity.

CLASS C SHARES Period ended	4-30-09[1]	10-31-08	10-31-07	10-31-06	10-31-05[2]	10-31-04[2]

Per share operating performance

Net asset value, beginning of period	$7.85	$15.42	$12.71	$13.23	$11.54	$11.33
Net investment loss[3]	(0.05)	(0.15)	(0.21)[4]	(0.16)	(0.14)	(0.12)
Net realized and unrealized gain (loss)
on investments	1.08	(7.19)	3.42	1.38	2.36	0.51
Total from investment operations	1.03	(7.34)	3.21	1.22	2.22	0.39
Less distributions
From net realized gain	—	(0.23)	(0.50)	(1.74)	(0.53)	(0.18)
Net asset value, end of period	$8.88	$7.85	$15.42	$12.71	$13.23	$11.54
Total return (%)[5,6]	13.12	(48.25)	26.13	9.76	19.72	3.49

Ratios and supplemental data

Net assets, end of period (in millions)	$2	$2	$3	—[7]	—[7]	—[7]
Ratios (as a percentage of average
net assets):
Expenses before reductions	3.38[8]	2.73	3.55	4.85	3.42	2.87
Expenses net of all fee waivers	1.98[8]	1.98	2.00	1.98	1.65	1.65
Expenses net of all fee waivers
and credits	1.98[8]	1.98	2.00	1.98	1.65	1.65
Net investment loss	(1.22)[8]	(1.26)	(1.51)[4]	(1.51)	(1.10)	(1.01)
Portfolio turnover (%)	36	115	64[9]	47	63	46

1 Semiannual period from 11-1-08 to 4-30-09. Unaudited.

2 Audited by previous Independent Registered Public Accounting Firm.

3 Based on the average of the shares outstanding.

4 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund which amounted to $0.01 per share and 0.05% of class’s average net assets.

5 Assumes dividend reinvestment and does not reflect the effect of sales charges.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Less than $500,000.

8 Annualized.

9 Excludes merger activity.

See notes to financial statements

Semiannual report | Mid Cap Equity Fund	19

F I N A N C I A L   S T A T E M E N T S

CLASS I SHARES Period ended	4-30-09[1]	10-31-08	10-31-07	10-31-06	10-31-05[2]	10-31-04[2]

Per share operating performance

Net asset value, beginning of period	$8.28	$16.10	$13.10	$13.47	$11.66	$11.35
Net investment loss[3]	(0.01)	(0.03)	(0.05)[4]	(0.03)	(0.04)	(0.03)
Net realized and unrealized gain (loss)
on investments	1.14	(7.56)	3.55	1.40	2.38	0.52
Total from investment operations	1.13	(7.59)	3.50	1.37	2.34	0.49
Less distributions
From net realized gain	—	(0.23)	(0.50)	(1.74)	(0.53)	(0.18)
Net asset value, end of period	$9.41	$8.28	$16.10	$13.10	$13.47	$11.66
Total return (%)[5,6]	13.65	(47.76)	27.62	10.82	20.58	4.37

Ratios and supplemental data

Net assets, end of period (in millions)	—[7]	—[7]	—[7]	—[7]	—[7]	—[7]
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.95[8]	1.60	3.03	3.81	2.67	2.12
Expenses net of all fee waivers	0.98[8]	0.95	0.95	0.94	0.90	0.90
Expenses net of all fee waivers
and credits	0.98[8]	0.95	0.95	0.94	0.90	0.90
Net investment loss	(0.17)[8]	(0.21)	(0.39)[4]	(0.23)	(0.35)	(0.26)
Portfolio turnover (%)	36	115	64[9]	47	63	46

1 Semiannual period from 11-1-08 to 4-30-09. Unaudited.

2 Audited by previous Independent Registered Public Accounting Firm.

3 Based on the average of the shares outstanding.

4 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund which amounted to $0.01 per share and 0.05% of class’s average net assets.

5 Assumes dividend reinvestment and does not reflect the effect of sales charges.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Less than $500,000.

8 Annualized.

9 Excludes merger activity.

See notes to financial statements

20	Mid Cap Equity Fund | Semiannual report

Notes to financial statements (unaudited)

Note 1
Organization

John Hancock Mid Cap Equity Fund (the Fund) is a diversified series of John Hancock Series Trust, an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long-term capital appreciation.

The Board of Trustees has authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C and Class I shares. Class A, Class B and Class C shares are open to all retail investors. Class I shares are offered without any sales charge to various institutional and certain individual investors. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

John Hancock Advisers, LLC (the Adviser) and other affiliates of John Hancock Life Insurance Company (JHLICO) owned 280,350 shares, 13,772 shares, 13,760 shares and 12,001 shares of beneficial interest of Class A, Class B, Class C and Class I, respectively, of the Fund on April 30, 2009.

Note 2
Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security valuation

Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are valued based on broker quotes or fair valued as described below. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. John Hancock Cash Investment Trust (JHCIT), an affiliate of the Adviser, is valued at their net asset value each business day.

Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading

Semiannual report | Mid Cap Equity Fund	21

on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic and market conditions, interest rates, investor perceptions and market liquidity.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective with the beginning of the Fund’s fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2009:

	INVESTMENTS IN	OTHER FINANCIAL
VALUATION INPUTS	SECURITIES	INSTRUMENTS*

Level 1 — Quoted Prices	$18,311,515	—
Level 2 — Other Significant Observable Inputs	800,000	—
Level 3 — Significant Unobservable Inputs	—	—
Total	$19,111,515	—

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, options and swap contracts, which are stated at value based upon futures’ settlement prices, foreign currency exchange forward rates, option prices and swap prices.

Security transactions and related
investment income

Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-date or when the Fund becomes aware of the dividends from cash collections. Discounts/premiums are accreted/amortized for financial reporting purposes. Non-cash dividends are recorded at the fair market value of the securities received. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. The Fund uses identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

22	Mid Cap Equity Fund | Semiannual report

Securities lending

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount not less than 102% of the market value of the loaned securities for U.S. equity and corporate securities and 105% for foreign equity and corporate securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required cash collateral is delivered to the Fund on the next business day. Cash collateral received is invested in JHCIT. Effective June 1, 2009, JHCIT merged into the John Hancock Collateral Investment Trust (the Collateral Trust), an affiliated registered investment company. For any shares held by the Fund in JHCIT (at the time of the merger), the Fund received shares in the Collateral Trust equivalent to the market value of the Fund’s investment in JHCIT. The Fund may receive compensation for lending its securities either in the form of fees and/or by retaining a portion of interest on the investment of any cash received as collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund bears the risk in the event that invested collateral is not sufficient to meet obligations due on loans.

Line of credit

The Fund and other affiliated funds have entered into an agreement which enables it to participate in a $150 million unsecured committed line of credit with State Street Corporation (the Custodian). The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.08% per annum, payable at the end of each calendar quarter, based on the average daily-unused portion of the line of credit, is charged to each participating fund on a prorated basis based on average net assets. Prior to February 19, 2009, the commitment fee was 0.05% per annum. For the period ended April 30, 2009, there were no borrowings under the line of credit by the Fund.

Pursuant to the custodian agreement, the Custodian may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay the Custodian for any overdraft, including any costs or expenses associated with the overdraft. The Custodian has a lien, security interest or security entitlement in any Fund property, that is not segregated, to the maximum extent permitted by law to the extent of any overdraft.

Expenses

The majority of expenses are directly identifiable to an individual fund. Trust expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage fees for all classes are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Federal income taxes

The Fund qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and

Semiannual report | Mid Cap Equity Fund	23

will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has $14,086,512 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, they will reduce the amount of capital gain distribution to be paid. The loss carryforwards expire as follows: October 31, 2009 — $6,962,951, October 31, 2010 — $145,008 and October 31, 2016 —$6,978,553. Availability of a certain amount of the loss carryforwards, which were acquired on May 25, 2007, in a merger with John Hancock Focused Equity Fund, may be limited in a given year.

As of April 30, 2009 the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended October 31, 2008 remains subject to examination by the Internal Revenue Service.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund generally declares and pays dividends and capital gains distributions, if any, annually. During the year ended October 31, 2008, the tax character of distributions paid was as follows: ordinary income $202,471 and long-term capital gain $182,188. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

New accounting pronouncement

In March 2008, FASB No. 161 (FAS 161), Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 (FAS 133), was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 amends and expands the disclosure requirements of FAS 133 in order to provide financial statement users an understanding of a company’s use of derivative instruments, how derivative instruments are accounted for under FAS 133 and related interpretations and how these instruments affect a company’s financial position, performance, and cash flows. FAS 161 requires companies to disclose information detailing the objectives and strategies for using derivative instruments, the level of derivative activity entered into by the company, and any credit risk related contingent features of the agreements. As of April 30, 2009, management does not believe that the adoption of FAS 161 will have a material impact on the amounts reported in the financial statements.

Note 3
Financial instruments

Options

The Fund may purchase and sell put and call options on securities (whether or not it holds the securities in its portfolio).

Option contracts on securities, currencies and other financial instruments traded on one or more exchanges shall be valued at their most recent sale price, or if no such sales are reported, at the calculated mean of the most recent bid and asked quotations, or if it is not possible to calculate a mean price, at the most recent bid quotation on the value date, in the case of purchased options, or at the most recent asked quotation on the value date, in the case of written options.

Option contracts traded in the OTC market shall be valued on the value date at prices supplied by an approved pricing service for such securities, if available, and otherwise shall be valued at the marked-to-market price (or the evaluated price if a marked-to-market price is not available) provided by the broker-dealer with which the option was traded (which

24	Mid Cap Equity Fund | Semiannual report

may also be the counterparty), or using a Bloomberg pricing model which will take into account the terms of the option contracts.

Writing puts and buying calls may increase the Fund’s exposure to the underlying instrument. Buying puts and writing calls may decrease the Fund’s exposure to the underlying instrument. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts or if the counterparties do not perform under the terms of the contract.

Written options for the period ended April 30, 2009 were as follows:

	NUMBER OF CONTRACTS	PREMIUMS RECEIVED (PAID)

Outstanding, beginning of period	—	—
Options written	27	$8,316
Option closed	(27)	(8,316)
Options exercised	—	—
Options expires	—	—
Outstanding, end of period	—	—

Note 4
Risk and uncertainties

Industry risk

The Fund may concentrate investments in a particular industry, sector of the economy or invest in a limited number of companies. The concentration is closely tied to a single sector or industry of the economy which may cause the Fund to underperform other sectors. Specifically, health science companies are particularly susceptible to the impact of market, economic, regulatory and other factors affecting the industry. In addition, financial services companies can be hurt by economic declines, changes in interest rates, regulatory and market impacts. Accordingly, the concentration may make the Fund’s value more volatile and investment values may rise and fall rapidly.

Note 5
Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Note 6
Management fee and transactions
with affiliates and others

The Fund has an investment management contract with John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC). Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.80% of the first $500,000,000 of the Fund’s average daily net asset value (b) 0.75% of the next $500,000,000 and (c) 0.70% of the Fund’s daily net asset value in excess of $1,000,000,000. The effective rate for the period ended April 30, 2009 is 0.80% of the Fund’s average daily net asset value. The Adviser has a subadvisory agreement with MFC Global Investment Management (U.S.), LLC, an indirectly owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of subadvisory fees.

The Adviser has voluntarily agreed to limit the Fund’s total expenses, excluding distribution and service fees, transfer agent fees, brokerage commissions, interest and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, to 0.90% of the Fund’s average daily net asset value, on an annual basis. Accordingly, the expense reductions related to this total expense limitation amounted to $62,812 for the period ended April 30, 2009. The Adviser reserves the right

Semiannual report | Mid Cap Equity Fund	25

to terminate this limitation in the future. In addition, the Adviser has voluntarily limited the class specific expenses for Class A, Class B, Class C and Class I to 1.38%, 2.05%, 2.05% and 0.95%, respectively, of the Fund’s average daily assets. Accordingly, the expense reductions related to this class specific limitation amounted to $5,376, $2,374, $2,180 and $112 for Class A, Class B, Class C and Class I, respectively. The Adviser reserves the right to terminate this limitation in the future.

Pursuant to the Advisory Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, annual, semiannual and periodic reports to shareholders and the preparation of all regulatory reports. These expenses are allocated based on the relative share of net assets of each class at the time the expense was incurred.

The accounting and legal services fees incurred for the period ended April 30, 2009, were equivalent to an annual effective rate of less than 0.01% of the Fund’s average daily net assets.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (JH Funds), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the 1940 Act, to pay JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30%, 1.00% and 1.00% of average daily net asset value of Class A, Class B and Class C, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority. Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the period ended April 30, 2009, JH Funds received net up-front sales charges of $9,932 with regard to sales of Class A shares. Of this amount, $1,565 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $7,795 was paid as sales commissions to unrelated broker-dealers and $572 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. The Adviser’s indirect parent, JHLICO, is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended April 30, 2009, CDSCs received by JH Funds amounted to $3,545 for Class B shares and $32 for Class C shares.

Class level expenses for the period ended April 30, 2009 were as follows:

	Distribution and	Transfer
Share class	service fees	agent fees

Class A	$14,096	$29,289
Class B	15,305	9,539
Class C	9,810	6,114
Class I	—	149
Total	$39,211	$45,091

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of JHLICO. The transfer agent fees are made up of three components:

• The Fund pays a monthly transfer agent fee at an annual rate of 0.05%, 0.05%, 0.05%, and 0.04% for Classes A, B, C,

26	Mid Cap Equity Fund | Semiannual report

and I, respectively, of each class’s average daily net assets.

• The Fund pays a monthly fee which is based on an annual rate of $16.50 per shareholder account.

• In addition, Signature Services is reimbursed for certain out-of-pocket expenses, which are aggregated and allocated to each class based on the relative net assets of the classes.

Signature Services agreed to contractually limit the transfer agent expenses to 0.30% for Classes A, B and C shares until April 30, 2009. Waivers and reimbursements under this plan were $35,468, $3,154 and $9,065 for Classes A, B and C shares, respectively, for the period ended April 30, 2009. Effective February 28, 2009, this agreement has been terminated.

The Fund receives earnings credits from its transfer agent as a result of uninvested cash balances. These credits are used to reduce a portion of the Fund’s transfer agent fees and out-of-pocket expenses. During the period ended April 30, 2009, the Fund’s transfer agent fees and out-of-pocket expenses were reduced by $10 for transfer agent credits earned.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. Mr. John G. Vrysen is a Board member of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Advisor and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note 7
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the period ended April 30, 2009, and the year ended October 31, 2008, along with the corresponding dollar value.

	Period ended 4-30-09[1]		Year ended 10-31-08
	Shares	Amount	Shares	Amount
Class A shares

Sold	194,012	$1,541,468	332,401	$4,256,241
Issued in reorganization	—	—	362,947	5,289,086
Distributions reinvested	—	—	15,167	220,835
Repurchased	(143,307)	(1,101,689)	(485,189)	(5,804,293)

Net increase	50,705	$439,779	225,326	$3,961,869

Class B shares

Sold	31,676	$250,378	76,160	$971,048
Issued in reorganization	—	—	249,262	3,533,534
Distributions reinvested	—	—	6,300	89,268
Repurchased	(133,322)	(979,720)	(266,761)	(3,113,974)

Net increase (decrease)	(101,646)	($729,342)	64,961	$1,479,876

Semiannual report | Mid Cap Equity Fund	27

	Period ended 4-30-09[1]		Year ended 10-31-08
	Shares	Amount	Shares	Amount
Class C shares

Sold	25,419	$194,268	74,004	$960,907
Issued in reorganization	—	—	165,008	2,340,914
Distributions reinvested	—	—	3,147	44,630
Repurchased	(59,941)	(448,474)	(178,802)	(2,023,529)

Net increase (decrease)	(34,522)	($254,206)	63,357	$1,322,922

Class I shares

Sold	22,780	$170,230	7,199	$97,528
Distributions reinvested	—	—	212	3,143
Repurchased	(4,524)	(37,236)	(943)	(12,180)

Net increase	18,256	$132,994	6,468	$88,491

Net increase (decrease)	(67,207)	($410,775)	360,112	$6,853,158

1 Semiannual period from 11-1-08 to 4-30-09. Unaudited.

Note 8
Purchase and sale of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended April 30, 2009, aggregated $5,407,927 and $6,359,970, respectively.

Note 9
Reorganization

On May 9, 2007, the shareholders of John Hancock Focused Equity Fund (Focused Equity Fund) approved an Agreement and Plan of Reorganization, which provided for the transfer of substantially all of the assets and liabilities of the Focused Equity Fund in exchange for Class A, Class B and Class C shares of the Fund. The acquisition was accounted for as a tax-free exchange of 592,060 Class A shares, 313,567 Class B shares and 137,816 Class C shares of the Fund for the net assets of the Focused Equity Fund, which amounted to $8,717,076, $4,510,975 and $1,983,416 for Class A, Class B and Class C shares of the Focused Equity Fund, respectively, including the total of $170,242 of unrealized appreciation, after the close of business on May 25, 2007.

28	Mid Cap Equity Fund | Semiannual report

Board Consideration of and
Continuation of Investment Advisory
Agreement and Subadvisory
Agreement: John Hancock
Mid Cap Equity Fund

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Series Trust (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and (ii) the investment subadvisory agreement (the Subadvisory Agreement) with MFC Global Investment Management (U.S.), LLC (the Subadviser) for the John Hancock Mid Cap Equity Fund (the Fund). The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the Advisory Agreements.

At meetings held on May 5–6 and June 9–10, 2008, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/ Operations Committee and its Independent Trustees, reviewed a broad range of information requested for this purpose. This information included:

(i) the investment performance of the Fund relative to a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group). The funds within each Category and Peer Group were selected by Morningstar Inc. (Morningstar), an independent provider of investment company data. Data covered a range of periods ended December 31, 2007,

(ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group,

(iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Subadviser,

(iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund,

(v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale,

(vi) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department,

(vii) the background and experience of senior management and investment professionals, and

(viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. The Board principally considered data on performance and other information provided by Morningstar as of December 31, 2007. The Board also considered updated performance information provided to it by the Adviser or Subadviser at its May and June 2008 meetings.

Semiannual report | Mid Cap Equity Fund	29

Performance and other information may be quite different as of the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and Subadviser. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser supported renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2007. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s Peer Group and benchmark index. The Board reviewed with representatives of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group.

The Board recognized the relatively short operational history of the Fund. The Board viewed favorably that the Fund’s performance for the 1-year and 3-year periods was higher than the performance of the Peer Group and Category medians, and its benchmark index, the S&P Mid Cap 400/Citigroup Growth Index.

Investment advisory fee and subadvisory
fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group and Category. The Board noted that the Advisory Agreement Rate was lower than the median rate of the Category, and was not appreciably higher than the Peer Group median.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement Rate into account (Net Expense Ratio). The Board received and considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. The Board noted that the Fund’s Gross Expense Ratio was higher than the median of its Category and Peer Group. The Board also noted that the Fund’s Net Expense Ratio was higher than the Category median but lower than the Peer Group median. The Board favorably considered the impact of fee waivers towards ultimately lowering the Fund’s total operating expense ratio.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall expense results and performance supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by

30	Mid Cap Equity Fund | Semiannual report

the Adviser to the Subadviser for investment subadvisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the Subadviser. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates, including the Subadviser, as a result of their relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser and Subadviser with the Fund and benefits potentially derived from an increase in business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

Semiannual report | Mid Cap Equity Fund	31

Board Consideration of Amendments to
Investment Advisory Agreement

In approving the proposed new form of Advisory Agreement at the December 8–9, 2008 meeting (which is subject to shareholder approval), the Board determined that it was appropriate to rely upon its recent consideration at its June 10, 2008 meeting of such factors as: fund performance; the realization of economies of scale; profitability of the Advisory Agreement to the Adviser; and comparative advisory fee rates (as well as its conclusions with respect to those factors). The Board noted that it had, at the June 10, 2008 meeting, concluded that these factors, taken as a whole, supported the continuation of the Advisory Agreement. The Board, at the December 8–9, 2008 meeting, revisited particular factors to the extent relevant to the proposed new form of Agreement. In particular, the Board noted the skill and competency of the Adviser in its past management of the Fund’s affairs and subadvisory relationships, the qualifications of the Adviser’s personnel who perform services for the Trust and the Fund, including those who served as officers of the Trust, and the high level and quality of services that the Adviser may reasonably be expected to continue to provide the Fund and concluded that the Adviser may reasonably be expected to perform its services ably under the proposed new form of Advisory Agreement. The Board also took into consideration the extensive analysis and effort undertaken by a working group comprised of a subset of the Board’s Independent Trustees, which met several times, both with management representatives and separately, prior to the Board’s December 8–9, 2008 meeting. The Board considered the differences between the current Advisory Agreement and proposed new form of Agreement, and agreed that the new Advisory Agreement structure would more clearly delineate the Adviser’s duties under the Agreement by separating the Adviser’s non-advisory functions from its advisory functions. The enhanced delineation is expected to facilitate oversight of the Adviser’s advisory and non-advisory activities without leading to any material increase in the Fund’s overall expense ratios.

32	Mid Cap Equity Fund | Semiannual report

Special Shareholder Meeting (unaudited)

On April 16, 2009, a Special Meeting of the Shareholders of John Hancock Series Trust and its series, John Hancock Mid Cap Equity Fund, was held at 601 Congress Street, Boston, Massachusetts, for the purpose of considering and voting on the proposal listed below:

Proposal 1: To elect eleven Trustees as members of the Board of Trustees of John Hancock
Series Trust.

PROPOSAL 1 PASSED FOR ALL TRUSTEES ON APRIL 16, 2009.

1. Election of eleven Trustees as members of the Board of Trustees of each of the Trusts
(all Trusts):

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

James R. Boyle
Affirmative	2,043,394.4010	42.747%	95.250%
Withhold	101,893.9640	2.132%	4.750%

TOTAL	2,145,288.3650	44.879%	100.000%

John G. Vrysen
Affirmative	2,043,195.4010	42.743%	95.241%
Withhold	102,092.9640	2.136%	4.759%

TOTAL	2,145,288.3650	44.879%	100.000%

James F. Carlin
Affirmative	2,040,678.7730	42.691%	95.124%
Withhold	104,609.5920	2.188%	4.876%

TOTAL	2,145,288.3650	44.879%	100.000%

William H. Cunningham
Affirmative	2,038,621.0990	42.648%	95.028%
Withhold	106,667.2660	2.231%	4.972%

TOTAL	2,145,288.3650	44.879%	100.000%

Deborah Jackson
Affirmative	2,037,274.0060	42.619%	94.965%
Withhold	108,014.3590	2.260%	5.035%

TOTAL	2,145,288.3650	44.879%	100.000%

Charles L. Ladner
Affirmative	2,039,767.0600	42.672%	95.081%
Withhold	105,521.3050	2.207%	4.919%

TOTAL	2,145,288.3650	44.879%	100.000%

Stanley Martin
Affirmative	2,042,793.9410	42.735%	95.222%
Withhold	102,494.4240	2.144%	4.778%

TOTAL	2,145,288.3650	44.879%	100.000%

Patti McGill Peterson
Affirmative	2,038,710.4010	42.649%	95.032%
Withhold	106,577.9640	2.230%	4.968%

TOTAL	2,145,288.3650	44.879%	100.000%

Mid Cap Equity Fund | Semiannual report	33

John A. Moore
Affirmative	2,039,639.7730	42.669%	95.075%
Withhold	105,648.5920	2.210%	4.925%

TOTAL	2,145,288.3650	44.879%	100.000%

Steven R. Pruchansky
Affirmative	2,043,576.4010	42.751%	95.259%
Withhold	101,711.9640	2.128%	4.741%

TOTAL	2,145,288.3650	44.879%	100.000%

Gregory A. Russo
Affirmative	2,043,195.4010	42.743%	95.241%
Withhold	102,092.9640	2.136%	4.759%

TOTAL	2,145,288.3650	44.879%	100.000%

On May 5, 2009, an adjourned session of a Special Meeting of the Shareholders of John Hancock Series Trust and its series, John Hancock Mid Cap Equity Fund, was held at 601 Congress Street, Boston, Massachusetts, for the purpose of considering and voting on the proposals listed below:

Proposal 2: To approve a new form of Advisory Agreement between John Hancock Series
Trust and John Hancock Advisers, LLC. (all Funds)

PROPOSAL 2 PASSED ON MAY 5, 2009.

2. Approval of a new form of Advisory Agreement between each Trust and John Hancock
Advisers, LLC (all Funds).

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	630,578.4960	32.896%	68.688%
Against	19,804.1030	1.033%	2.157%
Abstain	18,255.5540	.952%	1.989%
Broker Non-Votes	249,398.0000	13.011%	27.166%

TOTAL	918,036.1530	47.892%	100.000%

Proposal 3: To approve the following changes to fundamental investment restrictions:

PROPOSALS 3A-3F PASSED ON MAY 5 2009.

3. Approval of the following changes to fundamental investment restrictions (See Proxy
Statement for Fund(s) voting on this Proposal):

3A. Revise: Concentration

Affirmative	630,645.0350	32.899%	68.695%
Against	19,468.9590	1.016%	2.121%
Abstain	18,524.1590	.966%	2.018%
Broker Non-Votes	249,398.0000	13.011%	27.166%

TOTAL	918,036.1530	47.892%	100.000%

3B. Revise: Diversification

Affirmative	630,944.4670	32.914%	68.728%
Against	20,677.5360	1.079%	2.252%
Abstain	17,015.1500	.888%	1.853%
Broker Non-Votes	249,399.0000	13.011%	27.167%

TOTAL	918,036.1530	47.892%	100.000%

34	Mid Cap Equity Fund | Semiannual report

3C. Revise: Underwriting

Affirmative	631,063.6110	32.921%	68.741%
Against	18,454.5660	.963%	2.010%
Abstain	19,119.9760	.997%	2.083%
Broker Non-Votes	249,398.0000	13.011%	27.166%

TOTAL	918,036.1530	47.892%	100.000%

3D. Revise: Real Estate

Affirmative	627,275.1360	32.723%	68.328%
Against	21,241.8110	1.108%	2.314%
Abstain	20,121.2060	1.050%	2.192%
Broker Non-Votes	249,398.0000	13.011%	27.166%

TOTAL	918,036.1530	47.892%	100.000%

3E. Revise: Loans

Affirmative	623,755.1170	32.540%	67.945%
Against	27,305.5290	1.424%	2.974%
Abstain	17,577.5070	.917%	1.915%
Broker Non-Votes	249,398.0000	13.011%	27.166%

TOTAL	918,036.1530	47.892%	100.000%

3F. Revise: Senior Securities

Affirmative	630,147.1830	32.873%	68.642%
Against	21,265.1060	1.109%	2.316%
Abstain	17,225.8640	.899%	1.876%
Broker Non-Votes	249,398.0000	13.011%	27.166%

TOTAL	918,036.1530	47.892%	100.000%

Proposal 4: To approve amendments changing Rule 12b-1 Plans for certain classes of the Fund from “reimbursement” to compensation plans.

PROPOSAL 4 PASSED FOR ALL CLASSES OF SHARES ON MAY 5, 2009.

Class A—

4. Approval of amendments changing Rule 12b-1 Plans for certain classes of the Funds from
“reimbursement” to “compensation” Plans (All Fund Classes except Classes I and NAV).

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	652,293.7561	53.533%	77.000%
Against	41,714.7055	3.424%	4.924%
Abstain	17,812.8974	1.462%	2.103%
Broker Non-Votes	135,308.0000	11.105%	15.973%

TOTAL	847,129.3590	69.524%	100.000%

Semiannual report | Mid Cap Equity Fund	35

Class B—

4. Approval of amendments changing Rule 12b-1 Plans for certain classes of the Funds from
“reimbursement” to “compensation” Plans (All Fund Classes except Classes I and NAV).

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	222,484.6968	53.182%	72.835%
Against	13,476.7642	3.221%	4.412%
Abstain	2,978.7930	.712%	.975%
Broker Non-Votes	66,525.0000	15.902%	21.778%

TOTAL	305,465.2540	73.017%	100.000%

Class C—

4. Approval of amendments changing Rule 12b-1 Plans for certain classes of the Funds from
“reimbursement” to “compensation” Plans (All Fund Classes except Classes I and NAV).

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	119,976.7530	45.383%	68.285%
Against	4,400.0000	1.664%	2.504%
Abstain	4,024.5550	1.522%	2.291%
Broker Non-Votes	47,299.0000	17.891%	26.920%

TOTAL	175,700.3080	66.460%	100.000%

Proposal 5: To adopt a manager of manager structure.

PROPOSAL 5 PASSED ON MAY 5, 2009.

5. Proposal adopting a manager of manager structure (All Funds except Classic Value II,
International Classic Value, and Small Cap Funds).

Affirmative	624,532.8040	32.581%	68.028%
Against	24,562.7000	1.281%	2.676%
Abstain	19,541.6490	1.019%	2.129%
Broker Non-Votes	249,399.0000	13.011%	27.167%

TOTAL	918,036.1530	47.892%	100.000%

Proposal 6: To revise merger approval requirements for John Hancock Series Trust

PROPOSAL 6 DID NOT PASS ON MAY 5, 2009.

6. Revision to merger approval requirements (all Trusts).

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	1,735,058.1850	36.297%	61.439%
Against	166,224.1248	3.477%	5.886%
Abstain	64,510.5560	1.350%	2.284%
Broker Non-Votes	858,270.0000	17.955%	30.391%

TOTAL	2,824,062.8658	59.079%	100.000%

36	Mid Cap Equity Fund | Semiannual report

More information

Trustees	Investment adviser
Patti McGill Peterson, Chairperson	John Hancock Advisers, LLC
James R. Boyle†
James F. Carlin	Subadviser
William H. Cunningham*	MFC Global Investment Management
Deborah C. Jackson*	(U.S.), LLC
Charles L. Ladner
Stanley Martin*	Principal distributor
Dr. John A. Moore	John Hancock Funds, LLC
Steven R. Pruchansky
Gregory A. Russo	Custodian
John G. Vrysen†	State Street Bank and Trust Company
*Member of the Audit Committee
†Non-Independent Trustee	Transfer agent
John Hancock Signature Services, Inc.
Officers
Keith F. Hartstein	Legal counsel
President and Chief Executive Officer	K&L Gates LLP

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Michael J. Leary
Treasurer

Charles A. Rizzo
Chief Financial Officer

John G. Vrysen
Chief Operating Officer

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Website at sec.gov or on our Website.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Website and the SEC’s Website, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Website www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 9510	Mutual Fund Image Operations
	Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

Semiannual report | Mid Cap Equity Fund	37

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Mid Cap Equity Fund.	810SA 4/09
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	6/09

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to previously disclosed John Hancock Funds – Governance Committee Charter.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Governance Committee Charter”.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Series Trust

By: /s/ Keith F. Hartstein
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Keith F. Hartstein
President and Chief Executive Officer

Date: June 18, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
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Keith F. Hartstein
President and Chief Executive Officer

Date: June 18, 2009

By: /s/ Charles A. Rizzo
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Charles A. Rizzo
Chief Financial Officer

Date: June 18, 2009